INTEREST IN JOINT VENTURES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about Joint venture [Abstract]
Disclosure Of Detailed Information About joint ventures [Text Block]
	2018	2017
	US$’000	US$’000

Cost of investment in joint ventures	80,474	80,499
Share of post-acquisition loss, net of dividends received	(18,656)	(16,203)
Reclassification to assets classified as held for sale (c)	(7,258)	-
Carrying amount	54,560	64,296

Disclosure Of Detailed Information About interest in joint ventures [Text Block]

Name of joint venture	Principal activity	Country of incorporation	Proportion of ownership interest and voting power held by the Group		Cost of investment in joint ventures
			2018	2017	2018	2017
Tri-View Shipping Pte. Ltd. (b)	Ship owning and operating	Singapore	51%	51%	132	132
IM Shipping Pte. Ltd. (a)	Ship owning and operating	Singapore	100%	51%	-	25
Island Bulk Carriers Pte. Ltd. (b)	Ship owning and operating	Singapore	65%	65%	*	*
IVS Bulk Pte. Ltd. (b)	Ship owning and operating	Singapore	33.5%	33.5%	66,440	66,440
Petrochemical Shipping Limited (c)	Ship owning and operating	Isle of Man	50%	50%	13,902	13,902

Leopard Tankers Pte. Ltd. (c)	Ship owning and operating	Singapore	50%	50%	*	*
					80,474	80,499

*	Amount is less than US$1,000.

(a)
On 6 April 2018, the company entered into a Share Purchase Agreement with a joint venture shareholder, with respect to the purchase of ordinary shares representing 49% of the total issued shares in IM Shipping Pte. Ltd. (“IM Shipping”). Subsequent to the purchase of these shares, IM Shipping became a wholly-owned subsidiary of the company. As part of the transaction, one of the ship’s owned by IM Shipping, “IVS Magpie” was sold to a wholly-owned subsidiary of the company.

(b)
The Group has joint control over these entities by virtue of the contractual arrangement with its joint venture partner(s) requiring resolutions on the relevant activities to be passed based on unanimous approval.

(c)
These joint venture arrangements are expected to be dissolved in 2019. Accordingly, the carrying amount of the interest in joint ventures have been reclassified to assets classified as held for sale (Note 39).

Disclosure of detailed information about Joint ventures financial statements adjusted by the group for Equity accounting [Text Block]
Summarised financial information in respect of the Group
’
s joint ventures are set out below. The summarised financial information below represents amounts shown in the joint venture
’
s financial statements prepared in accordance with IFRSs, adjusted by the Group for equity accounting purposes.

Tri-View Shipping Pte. Ltd.
	2018	2017
	US$’000	US$’000

Current assets	2,342	2,771
Non-current assets	11,284	11,258
Current liabilities	(8,040)	(1,397)
Non-current liabilities	-	(7,966)

The above amounts of assets and liabilities include the following:

Cash and cash equivalents	2,143	2,525
Current financial liabilities (excluding trade and other payable and provisions)	(7,995)	(1,302)
Non-current financial liabilities (excluding trade and other payables and provisions)	-	(7,966)

Revenue	3,029	2,495
Gross profit	1,241	15
Profit (loss) for the year, representing total comprehensive loss for the year	920	(3,606)

The above profit (loss) for the year include the following:

Depreciation and amortisation	-	(772)
Impairment loss	-	(3,274)
Interest expense	(328)	(283)
Income tax expense	11	(11)

Reconciliation of the above summarised financial information to the carrying amount of the interest in the joint venture recognised in the consolidated and combined financial statements:

Net assets of the joint venture	5,586	4,666
Proportion of the Group ’ s ownership interest in the joint venture	51%	51%
Other adjustments	(31)	(31)
Carrying amount of the Group ’ s interest in the joint venture	2,818	2,349

	2018	2017
	US$’000	US$’000
IM Shipping Pte. Ltd.

Current assets	-	1,386
Non-current assets	-	21,250
Current liabilities	-	(3,618)
Non-current liabilities	-	(31,660)

The above amounts of assets and liabilities include the following:

Cash and cash equivalents	-	705
Current financial liabilities (excluding trade and other payables and provisions)	-	(3,326)
Non-current financial liabilities (excluding trade and other payables and provisions)	-	(31,660)

Revenue	13,129	7,363
Gross profit	1,486	2,030
Profit (loss) for the year, representing total comprehensive loss for the year	497	(16,196)

The above profit (loss) for the year include the following:

Depreciation and amortisation	-	(1,821)
Impairment loss	-	(16,508)
Interest expense	(131)	(335)

Reconciliation of the above summarised financial information to the carrying amount of the interest in the joint venture recognised in the consolidated and combined financial statements:

Net (liabilities) assets of the joint venture	-	(12,642)
Proportion of the Group ’ s ownership interest in the joint venture	-	51%
Provision for losses on joint venture (Note 11)	-	6,447
Other adjustments	-	-

Carrying amount of the Group ’ s interest in the joint venture	-	-

	2018	2017
	US$’000	US$’000
Island Bulk Carriers Pte. Ltd.

Current assets	1,919	1,602
Non-current assets	403	-
Current liabilities	(3,499)	(1,781)

The above amounts of assets and liabilities include the following:

Cash and cash equivalents	56	5
Current financial liabilities (excluding trade and other payables and provisions)	(2,118)	(585)

Revenue	28,899	22,594
Gross loss	(932)	(681)
(Loss) for the year, representing total comprehensive loss for the year	(1,003)	(761)

Reconciliation of the above summarised financial information to the carrying amount of the interest in the joint venture recognised in the consolidated and combined financial statements:

Net liabilities of the joint venture	(1,177)	(179)
Proportion of the Group ’ s ownership interest in the joint venture	65%	65%
Provision for losses on joint venture (Note 23)	765	-

Carrying amount of the Group ’ s interest in the joint venture	-	(116)

	2018	2017
	US$’000	US$’000
IVS Bulk Pte. Ltd.

Current assets	32,567	36,572
Non-current assets	268,247	277,651
Current liabilities	(21,602)	(38,035)
Non-current liabilities	(116,314)	(114,400)

The above amounts of assets and liabilities include the following:

Cash and cash equivalents	26,232	30,451
Current financial liabilities (excluding trade and other payables and provisions)	(20,413)	(36,722)
Non-current financial liabilities (excluding trade and other payables and provisions)	(116,314)	(114,400)

Revenue	44,567	39,816
Gross profit	10,921	7,930
Profit for the year, representing total comprehensive profit for the year	1,111	4,143
The above profit for the year include the following:
Depreciation and amortisation	(12,894)	(11,937)
Interest income	24	12
Interest expense	(9,666)	(9,938)

Reconciliation of the above summarised financial information to the carrying amount of the interest in the joint venture recognised in the consolidated and combined financial statements:

Net assets of the joint venture	162,898	161,788
Proportion of the Group ’ s ownership interest in the joint venture	33.5%	33.5%
Goodwill	3,575	3,575
Other adjustments	(6,404)	(6,406)

Carrying amount of the Group ’ s interest in the joint venture	51,742	51,368

	2018	2017
	US$’000	US$’000
Petrochemical Shipping Limited

Current assets	7,083	4,810
Non-current assets	14,484	28,000
Current liabilities	(7,050)	(11,327)
Non-current liabilities	-	(94)
The above amounts of assets and liabilities include the following:

Cash and cash equivalents	5,623	4,077
Current financial liabilities (excluding trade and other payables and provisions)	(6,592)	(10,897)
Non-current financial liabilities (excluding trade and other payables and provisions)	-	-

Revenue	13,755	8,297
Gross (loss) profit	(604)	828
Loss for the year, representing total comprehensive loss for the year	(6,872)	(8,644)
The above loss for the year include the following:
Depreciation and amortisation	(957)	(1,960)
Impairment loss	(5,725)	(8,862)
Interest income	76	38
Interest expense	(519)	(488)

Reconciliation of the above summarised financial information to the carrying amount of the interest in the joint venture recognised in the consolidated and combined financial statements:

Net assets of the joint venture	14,517	21,389
Proportion of the Group ’ s ownership interest in the joint venture	50%	50%
Other adjustments	(7,258)	-

Carrying amount of the Group ’ s interest in the joint venture	-	10,695

	2018	2017
	US$’000	US$’000
Leopard Tankers Pte. Ltd.

Current assets	5,095	10,810
Non-current assets	108,000	108,000
Current liabilities	(116,456)	(127,249)

The above amounts of assets and liabilities include the following:

Cash and cash equivalents	3,899	6,229
Current financial liabilities (excluding trade and other payables and provisions)	(115,883)	(125,611)

Revenue	16,589	19,222
Gross profit	7,137	5,364
Profit (loss) for the year, representing total comprehensive income for the year	5,079	(13,258)

The above profit (loss) for the year include the following:

Depreciation and amortisation	(3)	(5,000)
Impairment loss	-	(14,491)
Interest expense	(4,765)	(4,302)

Reconciliation of the above summarised financial information to the carrying amount of the interest in the joint venture recognised in the consolidated and combined financial statements:

Net (liabilities) assets of the joint venture	(3,361)	(8,439)
Proportion of the Group ’ s ownership interest in the joint venture	50%	50%
Provision for losses on joint venture (Note 11)	1,680	4,220
Other adjustments	-	-
Carrying amount of the Group ’ s interest in the joint venture	-	-